Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Trade accounts receivable consisted of the following:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Accounts receivable	19,102,831	44,359,289	6,537,750
Allowance for expected credit losses	(662,349)	(661,456)	(97,487)
Total	18,440,482	43,697,833	6,440,263

The following table presents movement of allowance for expected credit losses against accounts receivable:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at the beginning of the period	806,348	662,349	97,619
Accrual/(reversal)	(122,811)	(893)	(132)
Balance at the end of the period	683,537	661,456	97,487